Exhibit 99.1

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Collection Period Beginning	09/01/2021
Collection Period End	09/30/2021
Previous Payment Date	09/20/2021
Payment Date	10/20/2021
Days in Collection Period	30
Days in Interest Period	30
Group Status at End of Previous Payment Date	Revolving

I. Reconciliation of Pool Balance and Pool Information

Beginning of Collection Period Pool Balance	$4,124,285,604.95

LESS: Collections (including prepayments, credit and upgrade payments)	$220,981,750.89
LESS: Reconveyance Amount	$3,980,286.16
LESS: Written-Off Receivables	$2,737,761.85
ADD: addition of Receivables	$483,263,735.95
LESS: Redesignated Receivables (Outgoing)	$0.00
ADD: Redesignated Receivables (Incoming)	$0.00

End of Collection Period Pool Balance	$4,379,849,542.00
Consumer Pool Balance	$3,951,404,087.97
Business Pool Balance	$428,445,454.03

II. Group One Available Funds

Available Funds - Sources
+ Collections	$203,137,851.84
+ Prepayments	$13,735,009.85
+ Reconveyance Amounts	$3,751,895.60
+ Credit Payments	$3,604,378.66
+ Upgrade Prepayments	$504,510.54
+ Parent Support Provider Payments	$0.00
+ Excess sale proceeds	$0.00
- Receivables purchased from Depositor	$0.00
+ Available Subordinated Amounts	$0.00

Total Group Sources of Funds	$224,733,646.49

III. Note Balances and Required Overcollateralization
				Initial Note Balance	Beginning Note Balance	Ending Note Balance	Target OC	Series Invested Amount
	Overcollateralization Percentage	Revolving Period Ended?	Note Bal at End of Revolv Per	A1	A2	A	B	=A+B
2021-1	10.50	FALSE	N/A	$1,700,000,000.00	$1,700,000,000.00	$1,700,000,000.00	$199,441,340.78	$1,899,441,340.78

Total				$1,700,000,000.00	$1,700,000,000.00	$1,700,000,000.00	$199,441,340.78	$1,899,441,340.78

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

IV. Financing Adjustment Dates and Series Invested Amounts (C)

Financing Adjustment Dates
	9/1/2021	9/30/2021
Time weight (days in Collection Period)	30	0
2021-1	$1,899,441,340.78	$1,899,441,340.78

Total	$1,899,441,340.78	$1,899,441,340.78

V. Discounted Series Invested Amounts

Pool Balances on Financing Adjustment Dates (D)

	9/1/2021	9/30/2021	Time Wgt Average
2021-1	$4,124,285,604.95	$4,379,849,542.00	$4,124,285,604.95

Present values of remaining unpaid payments (E)

	Discount Rate	9/1/2021	9/30/2021
2021-1	6.30%	$3,893,774,911.78	$4,136,813,890.26

Discounted Series Invested Amounts (F = C * (D/E))
		9/1/2021	9/30/2021
2021-1		$2,011,888,268.15	$2,011,033,519.55

Total		$2,011,888,268.15	$2,011,033,519.55

VI. Series Incremental Required Invested Amount Series Share (G)
	9/1/2021	9/30/2021

2021-1	48.78%	45.92%

Ineligible Amounts (H)

	9/1/2021	9/30/2021
2021-1	$0.00	$0.00

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Excess Concentration Amounts (I)

	9/1/2021	9/30/2021
2021-1	$0.00	$8,487,131.32

Series Incremental Required Invested Amount (J = G * (H + I))
	9/1/2021	9/30/2021
2021-1	$0.00	$3,897,290.70

VII. Adjusted Series Invested Amounts & Allocation (K = F + J)

	9/1/2021	9/30/2021	Time Wgt Avg

2021-1	$2,011,888,268.15	$2,014,930,810.25	2,011,888,268.15

Series Allocation % (L = K / (Greater of (i) D OR (ii) Sum of K))

2021-1			48.78%

Transferor’s Percentage			51.22%

Series Allocated Pool Balance (M = L * E)

2021-1			$2,017,999,867.88

Transferor’s Interest			$2,118,814,022.38

VIII. Principal Funding Account(s)

Aggregate beginning Principal Funding Account Limit	$850,000,000.00
Aggregate ending Principal Funding Account Limit	$850,000,000.00
Aggregate beginning of period Principal Funding Account Balance	$0.00
Add: Aggregate deposit(s) to Principal Funding Account(s)	$0.00
Aggregate end of period Principal Funding Account	$0.00
Group One Required Pool Balance (Sum of all Adjusted Series Invested Amounts less Min of (i) Sum of Series PFA Accounts or (ii) Sum of Series PFA Limits)	$2,014,930,810.25
Pool Balance Deficit (Max(0, Required Pool Balance - Pool Balance))	$0.00

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

IX. Group One Available Funds allocation to Series

Allocation
2021-1	$109,628,443.76
Transferor’s Allocation	$115,105,202.73

Total	$224,733,646.49

X. Write Offs and Delinquent Receivables

	Number of Receivables	Principal Balance Written Off	% of Beginning of Period Pool Balance
Receivables Written Off in Current Collection Period	4,265	$2,737,761.85	0.07%

	Number of Receivables	Delinquent Principal Balances	% of End of Period Pool Balance
Delinquent Receivables:
1 - 30 Days Delinquent	678,427	$475,724,588.40	10.86%
31 - 60 Days Delinquent	47,539	$32,665,904.31	0.75%
61 - 90 Days Delinquent	16,069	$11,078,432.83	0.25%
91 - 120 Days Delinquent	8,577	$5,809,761.26	0.13%
Over 120 Days Delinquent	4,338	$3,037,676.19	0.07%

Total Delinquent Receivables at the End of Period	754,950	$528,316,362.99	12.06%

Ratio of aggregate Principal Balance of Written-Off Receivables to the beginning of Collection Period Pool Balance
Second Preceding Collection Period			0.00%
Proceeding Collection Period			0.03%
Current Collection Period			0.07%
Sum of the three above multiplied by four			0.38%

Ratio of aggregate Principal Balance of Receivables 91+ days delinquent to the end of Collection Period Pool Balance
Second Preceding Collection Period			0.06%
Proceeding Collection Period			0.15%
Current Collection Period			0.20%
Three Month Average			0.14%

Assets Representation Review
Aggregate Principal Balance of 60-Day Delinquent Receivables as a Percentage of the Aggregate Balance of Receivables as of the end of the Collection Period			0.47%
Delinquency Trigger			5.00%

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

XI. Pool characteristics as of end of Collection Period

		Prior to Purchase	With Purchase
Number of Receivables		6,428,150	6,986,137
Pool Balance		$3,896,585,806.05	$4,379,849,542.00
Average Monthly Payment		$32.13	$32.29
Average Principal Balance		$606.18	$626.93
Weighted Average Remaining Term (in months)		19.8	20.6

Customer Tenure
	0-12 Months	16.78%	16.74%
	7-24 Months	8.45%	8.46%
	60+ Months	58.84%	58.78%

Geographic Concentration
	Largest state	CA / 10.84%	CA / 10.80%
	2nd Largest State	TX / 6.46%	TX / 6.46%
	3rd Largest State	FL / 6.30%	FL / 6.25%
Weighted Average FICO		706	705

XII. Upgrades

	Current Period	To Date
Number of Receivables Upgraded	878	2,557
Principal Balance of Receivables Upgraded	$504,510.54	$1,295,126.53
Upgrade payments	$132,003.25	$322,169.88
Failure by Marketing Agent to Make Upgrade Payments	No	No

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report is accurate in all material respects.

Cellco Partnership, as Servicer
Dated: October 15, 2021

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer

1

If the dollar amount reflected on page 1 of this Monthly Investor Report corresponding to the addition of Receivables is greater than $0.00, such dollar amount represents the Acquisition Date Supplement for such acquired Receivables and reflects the related aggregate Principal Balance and Receivables Transfer Amount.